CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Millions	12 Months Ended
	Jun. 29, 2018	Jun. 30, 2017
Statement of Comprehensive Income [Abstract]
Net income	$ 699	$ 543
Other comprehensive income:
Foreign currency translation gain (loss), net of income taxes	15	(34)
Net unrealized gain on hedging derivatives, net of income taxes	1	1
Net unrecognized gain on postretirement obligations, net of income taxes	93	200
Other comprehensive income, net of income taxes	109	167
Total comprehensive income	$ 808	$ 710